FAIR VALUE (Details Textual) - USD ($)		1 Months Ended				12 Months Ended
		Feb. 29, 2016		Aug. 31, 2014	Feb. 28, 2013	Feb. 29, 2016		Feb. 28, 2015		Feb. 28, 2014	Dec. 31, 2015	Aug. 31, 2015	Oct. 31, 2014	Jan. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Payments to Acquire Long-term Investments						$ 118,590,246		$ 75,421,783		$ 25,046,693
Fair Value Of Investment						1,265,852		1,202,000		297,120
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities, Total						1,564,200
Available-for-sale Securities, Noncurrent, Total		$ 188,790,669				188,790,669		55,252,420		$ 23,894,500
Available For Sale Securities Changes In Fair Value Of Investments						10,576,836		1,348,600
Third Party Technology Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long Term Investments Ownership Interest Acquired				4.76%
Payments to Acquire Long-term Investments				$ 5,000,000
Fair Value Of Investment						1,265,852		1,089,000
Baby Tree Inc [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total		25,417,000	[1]			25,417,000	[1]	24,309,000	[1]					$ 23,475,000
Available For Sale Securities Changes In Fair Value Of Investments						1,108,000		834,000
Guokr Corporation Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total		15,745,000	[2]			15,745,000	[2]	15,471,000	[2]				$ 15,000,000
Available For Sale Securities Changes In Fair Value Of Investments						$ 274,000		471,000
Third Party Private Companies [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long Term Investments Ownership Interest Acquired						30.00%
Third Party Private Companies [Member] | Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long Term Investments Ownership Interest Acquired						2.80%
A third-party online platform [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long Term Investments Ownership Interest Acquired					16.85%
Payments to Acquire Long-term Investments		0			$ 3,080,000
Fair Value Of Investment								113,000
Changing Education Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total	[3]	91,536,000				$ 91,536,000		0
Available For Sale Method Investment Ownership Percentage												30.00%
Available For Sale Securities Changes In Fair Value Of Investments						5,220,210
Shunshun Bida [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Noncurrent, Total	[4]	10,515,391				10,515,391		0
Available For Sale Method Investment Ownership Percentage											30.00%
Gain From Transfer Of Nonfinancial Asset						1,907,669
Other Third-Party Companies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities, Total						1,564,200
Available-for-sale Securities, Noncurrent, Total	[5]	$ 45,577,278				45,577,278		11,188,187
Available For Sale Securities Changes In Fair Value Of Investments						$ 3,974,626		$ 43,600

[1]	In January 2014, the Group acquired certain equity interest in BabyTree Inc. by purchasing its Series E redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. was incorporated in the Cayman Islands and is an online parenting community and an online retailer of products for children, baby and maternity wear in China. The fair value change of the investment was an increase of $834,000 and $1,108,000 in the fiscal year 2015 and 2016, respectively.
[2]	In October 2014, the Group acquired certain equity interest in Guokr Corporation Limited by purchasing its Series C redeemable preferred shares with a total cash consideration of $15,000,000. Guokr Corporation Limited was incorporated in the Cayman Islands and is an open, diverse interest community of science and technology that provides interesting science and technology content. The fair value change of the investment was an increase of $471,000 and $274,000 in the fiscal year 2015 and 2016, respectively.
[3]	In April and August 2015, the Group aggregately acquired 30% equity interest in Changing Education Inc., which operates a customer-to-customer mobile tutoring platform in China. The equity interest was acquired through the Group's purchase of its Series B+ and Series C redeemable preferred shares. There was an increase of $5,220,210 change in fair value of the investment in fiscal year 2016. Please refer to Note 14 for details.
[4]	In December 2015, the Group acquired 30% equity interest in Shunshun Bida who primarily engages in providing professional counseling services to students who desire to study abroad through its online-to-offline platform. The equity interest was acquired through the Group's purchase of its redeemable preferred shares. The Group recorded a gain of $1,907,669 from transfer of a nonfinancial asset as part of consideration for this investment. There was no change in fair value of the investment in fiscal year 2016.
[5]	In the fiscal year ended February 29, 2016, the Group also acquired minority equity interest in several other third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds 2.8% to 30% equity interests of these companies through purchasing their redeemable preferred shares. The Group accounted for the investments as available-for-sale investments. There was an increase of $43,600 and $3,974,626 change in fair value of these investments in fiscal year 2015 and 2016, respectively. The Group recorded $nil, $nil and $1,564,200 impairment loss during the fiscal years ended February 28, 2014, 2015 and February 29, 2016, respectively.